Deferred Charges-Additional Information (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the period	3	5
Number of vessels completed DD during the period	3	4
Number of vessels that their DD was in process at the end of the period	0	1